Note 3 - Recent Real Estate Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Properties Acquired and Sold [Table Text Block]
	Land	Buildings and Other	Total Purchase Price
Model Home Properties	$2,495,436	$10,542,126	$13,037,562